Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Jun. 30, 2024	$ 92,004,296	$ 18,138	$ 291,443	$ (5,391,709)	$ (10,511,317)	$ 42	$ 76,410,893
Balance, shares at Jun. 30, 2024	3,661,658	9,069,000
Share-based compensation	$ 242,500						242,500
Net loss for the period				(1,815,843)			(1,815,843)
Foreign currency translation adjustments					(300,478)		(300,478)
Options granted for services	156,970						156,970
Balance at Dec. 31, 2024	$ 92,403,766	$ 18,138	291,443	(7,207,552)	(10,811,795)	42	74,694,042
Balance, shares at Dec. 31, 2024	3,661,658	9,069,000
Balance at Jun. 30, 2025	$ 117,349,730	$ 18,138	291,443	(10,492,946)	(9,413,583)	43	97,752,825
Balance, shares at Jun. 30, 2025	5,161,658	9,069,000
Share-based compensation	$ 286,500						286,500
Share-based compensation, shares	30,000
Issuance shares for warrants exercised
Issuance shares for warrants exercised, shares	250,000
Net loss for the period				(5,175,002)			(5,175,002)
Foreign currency translation adjustments					2,276,620	1	2,276,621
Balance at Dec. 31, 2025	$ 117,636,230	$ 18,138	$ 291,443	$ (15,667,948)	$ (7,136,963)	$ 44	$ 95,140,944
Balance, shares at Dec. 31, 2025	5,441,658	9,069,000